UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL    January 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    30

Form13F Information Table Value Total:     $117,324(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     4667    80837 SH       Sole                    69322             11515
AFLAC INC                      COM              001055102     4128    65915 SH       Sole                    56192              9723
ANIXTER INTL INC               COM              035290105     2693    43250 SH       Sole                    35364              7886
APPLE COMPUTER INC COM         COM              037833100    14127    71321 SH       Sole                    64816              6505
BANCORPSOUTH INC COM           COM              059692103      423    17937 SH       Sole                    17937
CELGENE CORP                   COM              151020104     2512    54359 SH       Sole                    45325              9034
CISCO SYS INC COM              COM              17275R102     2666    98497 SH       Sole                    85122             13375
CORE LABORATORIES N V COM      COM              N22717107     5119    41046 SH       Sole                    35136              5910
CORNING INC                    COM              219350105     2275    94831 SH       Sole                    80962             13869
EBAY INC                       COM              278642103     3649   109943 SH       Sole                    92943             17000
GENENTECH INC                  COM              368710406     3096    46160 SH       Sole                    38835              7325
GOOGLE INC                     COM              38259P508     5095     7368 SH       Sole                     6312              1056
HANSEN NATURAL CORP            COM              411310105     3259    73579 SH       Sole                    62753             10826
HUBBELL INC CL B               COM              443510201     2433    47142 SH       Sole                    40396              6746
MEMC ELECTRONIC MTRL           COM              552715104     5145    58140 SH       Sole                    49767              8373
METLIFE INC COM                COM              59156R108     2209    35843 SH       Sole                    30522              5321
MORGAN STANLEY COM NEW         COM              617446448     2331    43893 SH       Sole                    37103              6790
MSC INDL DIRECT INC CL A       COM              553530106     3020    74618 SH       Sole                    61678             12940
NATL INSTRUMENTS CORP          COM              636518102     4155   124657 SH       Sole                   106295             18362
NVIDIA CORP COM                COM              67066G104    10051   295447 SH       Sole                   265299             30148
NWS CORP                       COM              65248E203     3478   163692 SH       Sole                   140437             23255
ORACLE CORP COM                COM              68389X105     4334   191958 SH       Sole                   165062             26896
ORBITAL SCIENCES CORP COM      COM              685564106      596    24294 SH       Sole                    24294
PRUDENTIAL FINCL INC           COM              744320102     3432    36886 SH       Sole                    31446              5440
SCHWAB CHARLES CP NEW COM      COM              808513105     2982   116725 SH       Sole                    93080             23645
SEAGATE TECHNOLOGY             COM              G7945J104     2729   107013 SH       Sole                    86413             20600
SMITH INTL                     COM              832110100     4320    58503 SH       Sole                    49120              9383
STRYKER CORP COM               COM              863667101     6051    80982 SH       Sole                    68441             12541
TRANSOCEAN INC NEW SHS.        COM              G90073100     3791    26484 SH       Sole                    22705              3779
XL CAPITAL LTD                 COM              G98255105     2557    50821 SH       Sole                    42576              8245